COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

COVA VARIABLE ANNUITY ACCOUNT ONE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova variable annuity prospectus:

1. The MFS New Discovery Series of MFS Variable Insurance Trust is an available investment portfolio under your contract. Massachusetts Financial Services Company is the investment adviser to the MFS New Discovery Series.

     Investment   Objective:   The  Series'  investment   objective  is  capital
appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

2. The following is added to the Investment Portfolio Expenses table - MFS Variable Insurance Trust:

                      Management Other Expenses(a)  Total Annual
                        Fees     (after expense    Portfolio Expenses(a)
                                 reimbursement) (after expense reimbursement)
MFS New Discovery Series   .90%        .17%(b)                1.07% (b)

(a) The Series has an expense offset arrangement which reduces the Series' custodian fee based on cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, net expenses would be lower and would equal 1.05%.


(b) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Series such that the Series' "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed .15% of the average daily net assets of the Series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Absent the reimbursement, "Total Annual Portfolio Expenses" were 2.49%.


3.  The following Examples are added:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                            Time Periods

                                   1 Year            3 Years

MFS New Discovery Series       (a) $76.00           (a) $124.77
                               (b) $26.00           (b) $ 79.77

4. The following accumulation unit values for the period ended June 30, 2000 are added to Appendix A:

AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account

     Beginning of Period                                      $16.79
     End of Period                                            $18.04
     Number of Accum. Units Outstanding                       2,127,052

- ----------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                      $17.42
     End of Period                                            $15.42
     Number of Accum. Units Outstanding                       431,055
- ----------------------------------------------------------------------------


AIM V.I. Value Sub-Account
     Beginning of Period                                      $16.73
     End of Period                                            $16.57
     Number of Accum. Units Outstanding                       4,430,868
- ----------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class A)
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                      $19.04
     End of Period                                            $19.49
     Number of Accum. Units Outstanding                       3,066,420

- ----------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                      $ 7.47
     End of Period                                            $ 8.61
     Number of Accum. Units Outstanding                       648,615
- ----------------------------------------------------------------------------


American Century Variable Portfolios, Inc
Managed by American Century Investment Management, Inc.
VP Income & Growth
     Beginning of Period                                      $10.32
     End of Period                                            $ 9.88
     Number of Accum. Units Outstanding                       367,574
-----------------------------------------------------------------------------
VP International Sub-Account
     Beginning of Period                                      $12.51
     End of Period                                            $11.68
     Number of Accum. Units Outstanding                       25,526
-----------------------------------------------------------------------------
VP Value Sub-Account
     Beginning of Period                                      $ 9.58
     End of Period                                            $ 9.13
     Number of Accum. Units Outstanding                       191,955
------------------------------------------------------------------------------

Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.77
     End of Period                                          $13.86
     Number of Accum. Units Outstanding                     10,965,278
- ----------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $14.45
     End of Period                                          $12.66
     Number of Accum. Units Outstanding                     2,987,923
- ----------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $14.64
     End of Period                                          $13.84
     Number of Accum. Units Outstanding                     2,659,673
- ----------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
     Beginning of Period                                    $39.46
     End of Period                                          $38.33
     Number of Accum. Units Outstanding                     20,485,223
- ----------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.88
     End of Period                                          $12.72
     Number of Accum. Units Outstanding                     2,867,155
- ----------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.

International Equity Sub-Account
     Beginning of Period                                    $16.33
     End of Period                                          $15.56
     Number of Accum. Units Outstanding                     7,926,508
- ----------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $22.55
     End of Period                                          $21.91
     Number of Accum. Units Outstanding                     10,893,382
- ----------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.57
     End of Period                                          $11.90
     Number of Accum. Units Outstanding                     7,064,346
- ----------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $18.38
     End of Period                                          $18.07
     Number of Accum. Units Outstanding                     12,265,969
- ----------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $17.93
     End of Period                                          $17.95
     Number of Accum. Units Outstanding                     5,592,635
- ----------------------------------------------------------------------------

Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation
Dreyfus Stock Index Fund Sub-Account
     Beginning of Period                                   $10.32
     End of Period                                         $10.19
     Number of Accum. Units Outstanding                    60,525
-----------------------------------------------------------------------------
Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
Dreyfus VIF - CapitalAppreciation Sub-Account
     Beginning of Period                                   $10.12
     End of Period                                         $10.32
     Number of Accum. Units Outstanding                    177,716
-------------------------------------------------------------------------------
Dreyfus VIF - Disciplined Stock Sub-Account
     Beginning of Period                                   $10.30
     End of Period                                         $10.25
     Number of Accum. Units Outstanding                    11,772
-------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
     Beginning of Period                                   $10.41
     End of Period                                         $10.39
     Number of Accum. Units Outstanding                    409,282
- ----------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                   $11.46
     End of Period                                         $ 9.45
     Number of Accum. Units Outstanding                    459,583

- ----------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
     Beginning of Period                                   $11.15
     End of Period                                         $11.13
     Number of Accum. Units Outstanding                    1,209,737
- -----------------------------------------------------------------------------
Managed by Franklin Advisers, Inc.
Franklin Small Cap Sub-Account
     Beginning of Period                                   $17.68
     End Of Period                                         $18.33
     Number of Accum Units Outstanding                     167,354
- -----------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                   $11.53
     End of Period                                         $11.80
     Number of Accum. Units Outstanding                    2,526,087
- -----------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                   $10.30
     End of Period                                         $10.30
     Number of Accum. Units Outstanding                    686,985
- -----------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                    $10.52
     End of Period                                          $10.79
     Number of Accum. Units Outstanding                     47,038
- -----------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                    $14.83
     End of Period                                          $14.49
     Number of Accum. Units Outstanding                     286.126
- -----------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.

Managed by INVESCO Funds Group, Inc.
INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                    $11.14
     End of Period                                          $12.58
     Number of Accum. Units Outstanding                     185,417
-------------------------------------------------------------------------------
INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                    $10.12
     End of Period                                          $ 9.92
     Number of Accum. Units Outstanding                     104,934
-------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.48
     End of Period                                          $10.82
     Number of Accum. Units Outstanding                     196,881
- -----------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $15.49
     End of Period                                          $16.76
     Number of Accum. Units Outstanding                     213,982
- ------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $ 8.87
     End of Period                                          $ 8.65
     Number of Accum. Units Outstanding                     531,511

--------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $15.29
     End of Period                                          $15.13
     Number of Accum. Units Outstanding                     59,317
- ------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $23.06
     End of Period                                          $22.37
     Number of Accum. Units Outstanding                     1,539,223
- ------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.26
     End of Period                                          $10.33
     Number of Accum. Units Outstanding                     10,819
- ------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.70
     End of Period                                          $12.67
     Number of Accum. Units Outstanding                     1,763,191
- ------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $10.33
     End of Period                                          $10.29
     Number of Accum. Units Outstanding                     488,268
- ------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $14.89
     End of Period                                          $15.72
     Number of Accum. Units Outstanding                     1,313,226
- ------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company
PIMCO High Yield Bond Sub-Account
     Beginning of Period                                    $10.08
     End of Period                                          $ 9.92
     Number of Accum. Units Outstanding                     3,284
--------------------------------------------------------------------------------
PIMCO Low Duration Bond Sub-Account
     Beginning of Period                                    $ 9.97
     End of Period                                          $10.24
     Number of Accum. Units Outstanding                     1,000
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                    $10.31
     End of Period                                          $10.11
     Number of Accum. Units Outstanding                     22,299
--------------------------------------------------------------------------------
PIMCO Total Return Bond Sub-Account
     Beginning of Period                                    $ 9.88
     End of Period                                          $10.14
     Number of Accum. Units Outstanding                     214,794

--------------------------------------------------------------------------------
Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                    $11.40
     End of Period                                          $10.99
     Number of Accum. Units Outstanding                     2,621,992
- ------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                    $18.49
     End of Period                                          $18.47
     Number of Accum. Units Outstanding                     1,321,944
- ------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $22.82
     End of Period                                          $19.16
     Number of Accum. Units Outstanding                     239,432

- ------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.37
     End of Period                                          $10.60
     Number of Accum. Units Outstanding                     96,066
- ------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $17.77
     End of Period                                          $20.51
     Number of Accum. Units Outstanding                     613,841
-------------------------------------------------------------------------------

Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
International Sub-Account
     Beginning of Period                                    $11.63
     End of Period                                          $10.29
     Number of Accum. Units Outstanding                     113,601

------------------------------------------------------------------------------

5. The following replaces Appendix C - Performance Information:

APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2000. As a result, performance information is available for the accumulation units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97             36.32%           N/A          25.26%         40.92%    N/A         26.64%

   AIM V.I. International
     Equity                         12/31/97             25.91%           N/A          17.42%         30.51%     N/A        18.92%

   AIM V.I. Value                   12/31/97              7.03%           N/A          20.95%         11.63%     N/A        22.39%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)         12/31/97             14.29%           N/A          29.31%         18.89%    N/A         30.62%

   Real Estate Investment (Class A) 12/31/97             -2.25%           N/A          -7.97%          2.35%    N/A         -5.82%
- ----------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
   Bond Debenture                   5/1/96              -2.18%           N/A           6.94%           2.42%    N/A          7.90%

   Developing Growth                8/20/97             -5.09%           N/A           7.13%          -0.49%    N/A          8.59%

   International Equity             5/1/96              10.43%           N/A           9.74%          15.03%    N/A         10.63%

   Large Cap Research               8/20/97             -0.71%           N/A          10.63%           3.89%    N/A         12.02%

   Large Cap Stock                  5/1/96              -3.92%           N/A          20.02%           0.69%     N/A         20.70%

   Lord Abbett Growth and Income    1/8/99              -6.55%           N/A           1.40%          -1.95%     N/A          4.53%

   Mid-Cap Value                    8/20/97              5.40%           N/A           7.29%          10.01%     N/A          8.76%

   Quality Bond                     5/1/96              -1.82%           N/A           3.47%           2.78%     N/A          4.53%

   Select Equity                    5/1/96              -8.40%           N/A          14.24%          -3.80%     N/A         15.03%

   Small Cap Stock                  5/1/96              30.89%           N/A          12.86%          35.49%     N/A         13.70%
- ----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
   Mutual Shares Securities (1)    5/1/98             -10.97%            N/A          -3.84%         -6.37%      N/A         -1.56%
   Templeton Developing
     Markets Securities (2)        5/1/98             -16.59%            N/A          -4.89%        -11.99%      N/A         -2.58%
   Templeton International
     Securities (3)                5/1/98               6.56%            N/A           2.95%         11.16%      N/A          5.08%

   Franklin Small Cap (4)          3/1/99              60.03%            N/A          64.89%         64.63%      N/A         67.82%
- ----------------------------------------------------------------------------------------------------------------------------------

   (1) Effective May 1, 2000,  the Mutual Shares  Investments  Fund  (previously offered  under the  contract)  merged into the Mutual  Shares  Securities  Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market                     6/3/96                 -0.20%         N/A          3.03%          4.40%        N/A       4.14%
- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust

   Goldman Sachs
     VIT Global Income              1/29/98                -2.33%           N/A       1.27%           2.27%        N/A         3.20%

   Goldman Sachs VIT Growth
     and Income                     1/29/98                -9.79%           N/A      -0.74%          -5.19%        N/A         1.24%

   Goldman Sachs VIT
     International Equity           1/29/98                20.00%           N/A      14.94%          24.60%        N/A         6.57%

- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97               -1.44%          N/A        1.34%          3.16%         N/A        3.20%

   Kemper Small Cap Growth          12/31/97               34.15%          N/A       21.51%         38.75%         N/A        22.95%

   Kemper Small Cap Value           12/31/97               -10.75%         N/A       -7.79%         -6.15%         N/A        -5.66%
- ----------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97               23.04%          N/A       16.48%         27.64%        N/A         18.01%
- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97               46.32%          N/A       36.82%         50.92%        N/A         38.03%

   MFS Global Governments           12/31/97               -4.18%          N/A       -0.59%          0.42%        N/A          1.32%

   MFS Growth With Income           12/31/97               -4.69%          N/A        8.25%         -0.09%        N/A          9.94%

   MFS High Income                  12/31/97               -4.35%          N/A       -0.77%          0.25%        N/A          1.14%

   MFS Research                     12/31/97               14.87%          N/A       18.36%         19.47%        N/A         19.85%
- ----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97              -16.69%          N/A       2.02%         -12.09%        N/A          3.85%
   Putnam VT International
     Growth - Class IA Shares       12/31/97               36.83%          N/A      26.49%          41.43%        N/A         27.84%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97               36.96%          N/A      28.40%          41.56%        N/A         29.73%
   Putnam VT New Value -
     Class IA Shares                12/31/97              -15.51%          N/A       0.49%         -10.91%        N/A          2.37%
   Putnam VT Vista -
     Class IA Shares                12/31/97               50.81%          N/A      32.03%          55.41%        N/A         33.32%
- ----------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/00:

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93         42.91%   22.36%  21.98%       36.32%     20.86%  20.48%     40.92%     20.96%  20.58%
   AIM V.I.
     International Equity 5/5/93         32.34%   17.27%  15.54%       25.91%     15.77%  14.04%     30.51%     15.87%  14.14%

   AIM V.I. Value         5/5/93         13.20%   21.82%  21.26%        7.03%     20.32%  19.76%     11.63%     20.42%  19.86%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
    (Class A)             6/26/92        20.57%    30.30%     24.99%   14.29%     28.80%   23.49%       18.89%     28.90%   23.59%
   Real Estate
     Investment (Class A) 1/9/97          3.79%     N/A        2.76%   -2.25%      N/A     -0.06%        2.35%      N/A      1.36%
- ----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Income & Growth   10/30/97          3.68%     N/A       18.05%   -2.32%      N/A     14.84%        2.28%      N/A     16.65%

   VP International       5/1/94         43.62%   21.81%     17.13%     37.62%     20.31%  15.63%       42.22%     20.41%   15.73%
   VP Value               5/1/96        -15.88%    N/A        8.64%    -21.88%     N/A      6.04%      -17.28%      N/A      7.24%

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund  9/29/89         6.96%   22.38%     17.31%        0.96%  20.88%   15.81%        5.56%    20.98%     15.91%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -
      Appreciation        4/5/93          6.56%   22.29%     18.99%        0.56%  20.79%   17.49%        5.16%    20.89%     17.59%
   Dreyfus VIF -
      Disciplined Stock   5/1/96          7.56%     N/A      22.78%        1.56%   N/A     20.18%        6.16%     N/A       21.38%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

  Mutual Shares
     Securities (1)        11/08/96       0.24%     N/A       9.69%     -10.97    N/A       6.93%       -6.37%     N/A       8.29%
  Templeton Developing
     Markets Securities
     Fund (2)               3/04/96     -10.74%     N/A       -8.71%     -16.59   N/A     -11.27%      -11.99%     N/A     -10.11%
  Templeton
     International
     Securities Fund (3)    5/01/92      12.73%   15.54%     14.44%       6.56%  14.04%    12.94%       11.16%   14.14%     13.04%

  Franklin Small Cap
     Fund (4)              11/01/95      80.21%     N/A       28.51%     60.03%   N/A      26.03%       64.63%    N/A       27.11%


   1) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87      5.88%     5.61%      5.24%        -0.20%     4.11%      3.74%        4.40%   4.21%      3.84%
- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
     Global Income        1/12/98      3.71%      N/A         4.20%       -2.33%     N/A       0.85%        2.27%     N/A      2.80%
   Goldman Sachs VIT
     Growth and Income    1/12/98     -3.83%      N/A         4.70%       -9.79%     N/A       1.35%       -5.19%     N/A      3.30%
   Goldman Sachs VIT
     International Equity 1/12/98     26.28%      N/A        19.68%       20.00%     N/A      16.33%       24.60%     N/A     18.28%
- ----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -
      Dynamics            8/25/97     46.96%       N/A        31.51%       40.96%     N/A     28.41%       45.56%     N/A     30.11%
   INVESCO VIF -
      High Yield          5/27/94      1.50%       10.24%     10.14%       -4.50%     8.74%    8.64%        0.10%     8.84%    8.74%
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87       4.60%        5.91%      7.24%        -1.44%     4.41%   5.74%        3.16%    4.51%     5.84%
   Kemper Small
     Cap Growth           5/2/94      40.72%       27.42%     25.37%        34.15%    25.92%   23.87%      38.75%    26.02%   23.97%
   Kemper Small
     Cap Value            5/1/96      -4.82%         N/A        2.54%       -10.75%      N/A   -0.06%      -6.15%     N/A      1.14%

------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund
      International       5/1/87      25.18%       16.83%     11.19%        19.18%    15.33%   9.69%       23.78%     15.43%   9.79%
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95      29.44%        4.92%      6.415       23.045      3.42%   5.01%       27.64%      3.52%   5.11%
- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95     53.05%        N/A       31.60%       46.32%      N/A       29.17%    50.92%       N/A   30.20%
   MFS Global
     Governments          6/14/94      1.84%      2.48%      3.97%        -4.18%      0.98%      2.47%         0.42%   1.08%   2.57%
   MFS Growth
     With Income         10/09/95      1.33%        N/A       18.83%       -4.69%      N/A       16.36%       -0.09%    N/A   17.43%

   MFS High Income        7/26/95      1.67%        N/A        7.43%       -4.35%      N/A        5.00%        0.25%    N/A    6.03%

   MFS Research           7/26/95     21.16%        N/A       21.83%       14.87%      N/A       19.40%       19.47%    N/A   20.43%

   MFS New Discovery      5/1/98      56.28%        N/A       35.18%       50.28%      N/A       31.58%       54.88%    N/A   33.78%
- ----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
   PIMCO High Yield Bond   4/30/98     0.60%        N/A        1.80%       -5.40%      N/A       -1.80%       -0.80%    N/A    0.40%
   PIMCO Low
      Duration Bond        2/16/99     4.14%        N/A        3.97%       -1.86%      N/A       -0.84%        2.74%    N/A    2.57%
   PIMCO StocksPLUS
      Growth and Income   12/31/97     6.24%        N/A       18.91%        0.24%      N/A       15.58%        4.84%    N/A   17.51%
   PIMCO Total
      Return Bond         12/31/97     4.62%        N/A        4.51%       -1.38%      N/A        1.18%        3.22%    N/A    3.11%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/01/88    -10.85%      14.68%     13.25%       -16.69%    13.18%     11.75%       -12.09%   13.28% 11.85%
   Putnam VT International
     Growth - Class
     IA Shares            1/02/97     43.43%      N/A        25.69%        36.83%     N/A       22.88%        41.43%     N/A  24.29%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/02/97     43.56%      N/A        21.64%        36.96%     N/A       18.83%        41.56%     N/A  20.24%
   Putnam VT New Value -
     Class IA Shares      1/02/97     -9.71%      N/A         7.58%       -15.51%     N/A        4.77%       -10.91%     N/A   6.18%
    Putnam VT Vista -
     Class IA Shares      1/02/97     57.61%      N/A        31.73%        50.81%     N/A       28.92%        55.41%     N/A  30.33%

-----------------------------------------------------------------------------------------------------------------------------------


CL-4402 (9/00)                                                    21-NAVI-S-1